Loss per Share (Details) - Schedule of diluted net loss per shares attributable to ordinary shareholders - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Diluted Net Loss Per Shares Attributable To Ordinary Shareholders Abstract
Restricted Ordinary Shares	23,116	41,608
Preferred Shares	279,723	279,723
Ordinary A Share	65,814	65,814
Warrant liability	37,374	14,383
SAFE	51,989	8,448
Outstanding share options	40,892	32,533
Total	498,908	442,509